Stock-Based Compensation	12 Months Ended
Apr. 30, 2011
Stock-Based Compensation
Stock-Based Compensation
3.	Stock-Based Compensation

The Company maintains three share-based incentive plans: the 1996 Incentive Plan, the 2004 Incentive Plan and the 2009 Incentive Plan. Prior to June 2, 2009, the Company issued restricted stock and stock options under the 1996 and 2004 Incentive Plans. On June 2, 2009, the Company's shareholders approved the 2009 Incentive Plan. The maximum number of shares issuable under the 2009 Incentive Plan is 950,000, plus shares that remain available under the Company's shareholder-approved 2004 Incentive Plan. At April 30, 2011, there were approximately 1,760,447 shares of common stock available for future grants under the 2009 Incentive Plan.

A restricted stock award is an award of common stock that is subject to certain restrictions during a specified period. Restricted stock awards are independent of option grants and are generally subject to forfeiture if employment terminates prior to the release of the restrictions. The grantee cannot transfer the shares before the restricted shares vest. Shares of unvested restricted stock have the same voting rights as common stock, are entitled to receive dividends and other distributions thereon and are considered to be currently issued and outstanding. The Company's restricted stock awards vest over a period of one to five years. The Company expenses the cost of the restricted stock awards, which is determined to be the fair market value of the shares at the date of grant, straight-line over the period during which the restrictions lapse. For these purposes, the fair market value of the restricted stock is determined based on the closing price of the Company's common stock on the grant date.

The Company uses the Black-Scholes option-pricing model to value the Company's stock options for each stock option award. Using this option-pricing model, the fair value of each stock option award is estimated on the date of grant. The fair value of the Company's stock option awards, which are generally subject to pro-rata vesting annually over four years, is expensed on a straight-line basis over the vesting period of the stock options. The expected volatility assumption is based on traded options volatility of the Company's stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company's stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The expected term assumption incorporates the contractual term of an option grant, which is ten years, as well as the vesting period of an award, which is generally pro-rata vesting annually over four years. The risk-free interest rate is based on the implied yield on a U.S. Treasury constant maturity with a remaining term equal to the expected term of the option granted.

The Company recognizes stock-based compensation costs, net of estimated forfeitures, for only those shares expected to vest on a straight-line basis over the requisite service period of the award. The Company estimated the forfeiture rates for fiscal 2011, fiscal 2010, the transition period and fiscal 2008 based on its historical experience.

The weighted average assumptions relating to the valuation of the Company's stock options for fiscal years 2010 and 2008 are shown below. No stock options were granted during fiscal 2011 or the transition period. During fiscal 2008, the Company modified certain stock options related to the death and retirement of two members of the Board of Directors and severance of a former executive officer. These modifications resulted in a lower than normal expected life of the stock option grants made in fiscal 2008.

Fiscal Year	2010	2008
Weighted average fair value of grants	$5.72	$7.52
Volatility	41.30%	65.36%
Risk-free interest rate	2.59%	1.43%
Expected life	5 years	.94 years
Expected dividend yield	4.53%	3.54%

Stock-Based Compensation Activity

The following table presents a summary of the Company's stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, February 2, 2008	6,582	$20.19	4.98 years	$91,597
Granted	289	23.19
Exercised	(488)	19.79
Forfeited	(416)	23.88

Balance, January 31, 2009	5,967	20.11	4.03 years	$3,557
Granted	—	—
Exercised	(280)	19.73
Forfeited	(126)	19.27

Balance, May 2, 2009	5,561	20.14	3.83 years	$33,633
Granted	500	22.07
Exercised	(313)	13.96
Forfeited	(250)	30.69

Balance, May 1, 2010	5,498	20.19	3.49 years	$13,782
Granted	—	—
Exercised	(1,024)	16.83
Forfeited	(598)	20.57

Balance, April 30, 2011	3,876	$21.02	3.40 years	—

Vested and expected to vest in the future at April 30, 2011	3,876	$21.02	3.40 years	—
Exercisable at April 30, 2011	3,542	$20.92	2.88 years	—
Available for grant at April 30, 2011	1,760

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last trading day of the related fiscal year and the exercise price, multiplied by the related in-the-money options) that would have been received by the option holders had they exercised their options at the end of the fiscal year. This amount changes based on the market value of the Company's common stock. Total intrinsic value of options exercised for fiscal 2011, fiscal 2010, the transition period and fiscal 2008 (based on the difference between the Company's stock price on the exercise date and the respective exercise price, multiplied by the number of options exercised) was $124, $2,321, $1,094 and $3,997, respectively.

As of April 30, 2011, there was $1,827 of total unrecognized compensation expense related to unvested stock options granted under the Company's share-based compensation plans. That expense is expected to be recognized over a weighted average period of 1.9 years.

The following table presents a summary of the Company's restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, February 2, 2008	1,026	$40.74
Granted	991	28.27
Vested	(431)	39.27
Forfeited	(135)	31.13

Balance, January 31, 2009	1,451	33.55
Granted	133	17.56
Vested	(299)	37.21
Forfeited	(50)	35.28

Balance, May 2, 2009	1,235	30.86

Granted	1,647	21.93
Vested	(429)	33.18
Forfeited	(123)	30.41

Balance, May 1, 2010	2,330	24.15
Granted	684	16.65
Vested	(435)	27.99
Forfeited	(154)	24.76

Balance, April 30, 2011	2,425	21.31

Total fair value of shares of restricted stock that vested during fiscal 2011, fiscal 2010, the transition period and fiscal 2008 was $6,163, $9,408, $6,435 and $12,108, respectively. As of April 30, 2011, there was $37,889 of unrecognized stock-based compensation expense related to nonvested restricted stock awards. That cost is expected to be recognized over a weighted average period of 2.3 years.

For fiscal 2011, fiscal 2010, the transition period and fiscal 2008, stock-based compensation expense of $20,978, $15,723, $3,900 and $20,549, respectively, is included in selling and administrative expenses.